Earnings per share - Summary of earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	£ 6,175	£ 5,316	£ 4,274
Basic weighted average number of shares in issue (in shares)	14,112	14,755	15,445
Number of potential ordinary shares (in shares)	492	516	450
Diluted weighted average number of shares (in shares)	14,604	15,271	15,895
Basic earnings per ordinary share (in GBP per share)	£ 0.438	£ 0.360	£ 0.277
Diluted earnings per ordinary share (in GBP per share)	£ 0.423	£ 0.348	£ 0.269